LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Operating leases
2024	$ 4,605
2025	2,851
2026	777
Total lease payments	8,233 [1]
Less - imputed interest	(587)
Present value of lease liabilities	7,646
Sublease rental payments	$ 5,646

[1]	Total lease payments are not offset by $5,646 of expected non-cancelable future sublease payments.